INCOME TAX - Deferred income tax assets (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets
Net operating loss carry forwards	¥ 99,347,341	¥ 72,435,457
Donation	480,684	457,730
Deductible advertising expenses	2,103,893	867,094
Total deferred income tax assets	101,931,918	73,760,281
Less: Valuation allowance	(100,483,935)	(71,676,908)	¥ (57,960,509)	¥ (42,910,959)
Deferred income tax assets, net	1,447,983	2,083,373
Intangible assets	(11,051,079)	(13,038,256)
Deferred income tax liabilities, net	(11,051,079)	(13,038,256)
Net deferred income tax liabilities	(9,603,096)	¥ (10,954,883)
2022
Deferred income tax assets
Net operating loss carry forwards	379,756
2023
Deferred income tax assets
Net operating loss carry forwards	206,696
2024
Deferred income tax assets
Net operating loss carry forwards	1,466,535
2025
Deferred income tax assets
Net operating loss carry forwards	8,271,951
2026
Deferred income tax assets
Net operating loss carry forwards	11,009,934
2027
Deferred income tax assets
Net operating loss carry forwards	50,611,222
2028
Deferred income tax assets
Net operating loss carry forwards	49,150,819
2029
Deferred income tax assets
Net operating loss carry forwards	35,279,589
2031
Deferred income tax assets
Net operating loss carry forwards	226,849,977
PRC
Deferred income tax assets
Net operating loss carry forwards	¥ 383,226,479